Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Total Payments
Total	$ 115	$ 115
Hess Infrastructure Partners Holdings LLC [Member]
Total	$ 115	$ 115